Revenue (Table)	12 Months Ended
Dec. 31, 2019
Revenue
Disaggregation of Revenue

Disaggregation of revenues

	For Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Product sales	2,257,632	2,516,862	3,422,151

Service
- online store operations, digital marketing, customer service, warehousing and fulfillment and IT maintenance service which revenues are recognized over time	1,863,446	2,835,206	3,817,450
- one-time online store design and setup services which revenue is recognized at point of time	27,730	40,969	38,591

Total revenue	4,148,808	5,393,037	7,278,192

Contract Liability

The movement of the advances from customers for the years ended December 31, 2018 and 2019 were as follows:

Advances from
Customers
Opening Balance as of January 1, 2018	25,148
Increase/(decrease), net	(6,760)
Ending Balance as of December 31, 2018	18,388
Increase/(decrease), net	6,360
Ending Balance as of December 31, 2019	24,748